Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [Abstract]
Cash discounts	$ 7,887,768	$ 1,340,176	$ 12,310,964	$ 4,797,540	$ 10,210,371
Rebates amount	$ 4,675,311	$ 899,997	1,958,849	1,516,458	1,267,081
Contract liabilities			$ 1,002,317	1,312,735	$ 301,986
Carrying amount
Estimated fair value				$ 600,000